UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  10/2/06

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		64


Form 13F information table value total (x$1000): $326,920


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                               September 30, 2006


Name of          Title of              Value      Shares/    Sh/  Put/  Invstmt   Other
Issuer            Class     Cusip    (x$1000)     Pm Amt     Pm   Call  Dscretn   Mgers     Sole   Shared  None
------------     --------  -------   --------    -------     --   ----  -------   -----     ----   ------  ----
Aftermarket Tech   COM    008318107     5,842   328,961.00   SH           Sole          328,961.00
Annaly Mtg Mgmt    COM    035710409        45     3,400.00   SH           Sole            3,400.00
Art Technology
Group              COM    04289L107     5,084 1,986,037.00   SH           Sole        1,986,037.00
Assured Guaranty   COM    G0585R106    10,904   420,520.00   SH           Sole          420,520.00
BP PLC ADR         COM    055622104        46       700.00   SH           Sole              700.00
Bebe Stores        COM    075571109        50     2,000.00   SH           Sole            2,000.00
Benihana Nat'l'A'  COM    082047200        41     1,400.00   SH           Sole            1,400.00
Berry Petroleum    COM    085789105     8,941   317,502.00   SH           Sole          317,502.00
Build-A-Bear
Workshop Inc       COM    120076104     6,408   281,436.00   SH           Sole          281,436.00
CRA International  COM    12618T105    10,836   227,350.00   SH           Sole          227,350.00
Cutera             COM    232109108        40     1,500.00   SH           Sole            1,500.00
DTS, Inc.          COM    23335C101     7,344   346,741.00   SH           Sole          346,741.00
Darwin Prof
Underwriters       COM    237502109        54     2,448.00   SH           Sole            2,448.00
Digitas Inc        COM    25388K104     8,367   869,797.00   SH           Sole          869,797.00
Dycom Industries   COM    267475101    10,790   501,840.00   SH           Sole          501,840.00
EGL Inc            COM    268484102     3,673   100,800.00   SH           Sole          100,800.00
Gardner Denver     COM    365558105     3,140    94,935.00   SH           Sole           94,935.00
General Cable      COM    369300108     3,332    87,211.00   SH           Sole           87,211.00
Hanover Compressor COM    410768105     6,895   378,434.00   SH           Sole          378,434.00
Heidrick and
Struggles Intl.    COM    422819102    11,395   316,526.00   SH           Sole          316,526.00
Hess Corp          COM    42809H107        50     1,200.00   SH           Sole            1,200.00
IPC  Hldgs         COM    G4933P101        46     1,500.00   SH           Sole            1,500.00
ITC Holdings       COM    465685105     8,858   283,917.00   SH           Sole          283,917.00
Icon PLC ADR       COM    45103T107     4,658    66,000.00   SH           Sole           66,000.00
InfraSource
Services Inc       COM    45684P102    11,270   642,144.00   SH           Sole          642,144.00
Interline Brands   COM    458743101     9,514   385,500.00   SH           Sole          385,500.00
Investment Tech.   COM    46145F105    11,087   247,756.00   SH           Sole          247,756.00
JB Hunt Transport
Services           COM    445658107        39     1,900.00   SH           Sole            1,900.00
Jarden             COM    471109108     7,749   235,046.00   SH           Sole          235,046.00
KV Pharmaceutical  COM    482740206     9,781   412,720.00   SH           Sole          412,720.00
Kirby Corporation  COM    497266106        47     1,500.00   SH           Sole            1,500.00
LCA Vision         COM    501803308     6,560   158,808.00   SH           Sole          158,808.00
LivePerson Inc.    COM    538146101     1,796   334,471.00   SH           Sole          334,471.00
Mettler Toledo
International      COM    592688105     9,275   140,211.00   SH           Sole          140,211.00
Montpelier Re HldgsCOM    G62185106        45     2,300.00   SH           Sole            2,300.00
NCI Building Sys.  COM    628852105     6,619   113,791.00   SH           Sole          113,791.00
Nelnet             COM    64031N108        43     1,400.00   SH           Sole            1,400.00
Nice Systems ADR   COM    653656108    11,641   420,720.00   SH           Sole          420,720.00
Oil States Int'l   COM    678026105     3,393   123,400.00   SH           Sole          123,400.00
P.F. Chang's
China Bistro Inc.  COM    69333Y108     8,188   235,891.00   SH           Sole          235,891.00
Pacer Int'l        COM    69373H106     8,455   304,572.00   SH           Sole          304,572.00
Phillips-Van
Heusen             COM    718592108        50     1,200.00   SH           Sole            1,200.00
Polymedica Corp.   COM    731738100    12,130   283,355.00   SH           Sole          283,355.00
Power-One Inc.     COM    739308104     3,378   466,540.00   SH           Sole          466,540.00
Privatebancorp     COM    742962103     8,388   183,466.00   SH           Sole          183,466.00
Proassurance       COM    74267C106    11,733   238,082.00   SH           Sole          238,082.00
Prudential         COM    744320102        53       700.00   SH           Sole              700.00
Quiksilver         COM    74838C106     9,840   809,901.00   SH           Sole          809,901.00
Rackable Systems   COM    750077109     3,238   118,300.00   SH           Sole          118,300.00
Ram Holdings       COM    G7368R104        52     4,000.00   SH           Sole            4,000.00
Redback Networks   COM    757209507     7,853   565,800.00   SH           Sole          565,800.00
SLM                COM    78442P106        62     1,200.00   SH           Sole            1,200.00
SPDR Health Care   COM    81369Y209        37     1,100.00   SH           Sole            1,100.00
Santarus           COM    802817304     5,162   695,723.00   SH           Sole          695,723.00
Scansource         COM    806037107     8,270   272,656.00   SH           Sole          272,656.00
Signature Bank NY  COM    82669G104     9,593   310,156.00   SH           Sole          310,156.00
Silgan Holdings    COM    827048109        45     1,200.00   SH           Sole            1,200.00
Silicon Image Inc. COM    82705T102     7,231   568,500.00   SH           Sole          568,500.00
Skyworks Solutions COM    83088M102     3,352   645,900.00   SH           Sole          645,900.00
U.S. Bancorp       COM    902973304        47     1,400.00   SH           Sole            1,400.00
United Natural
Foods Inc.         COM    911163103    10,849   350,091.00   SH           Sole          350,091.00
United Surgical
Partners           COM    913016309     3,118   125,573.00   SH           Sole          125,573.00
Verizon Commun.    COM    92343V104        48     1,300.00   SH           Sole            1,300.00
Washington Post    COM    939640108        46        63.00   SH           Sole               63.00
TOTAL PORTFOLIO
REPORT SUMMARY      64                326,920




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